Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of financial assets [line items]
Carrying value	$ 55,865	$ 87,023	$ 411
Fair value	55,865	87,023	411
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	48,966	86,966	195
Fair value	48,966	86,966	195
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	6,899	57	216
Fair value	$ 6,899	$ 57	$ 216